Summary of Significant Accounting Policies - Schedule of Class of Intangible Asset with a Finite Useful Life (Details)	6 Months Ended
Dec. 31, 2025
Trade Secrets [Member]
Schedule of Class of Intangible Asset with a Finite Useful Life [Line Items]
Amortisation Period	20 years
Patents and Trademarks [Member]
Schedule of Class of Intangible Asset with a Finite Useful Life [Line Items]
Amortisation Period	20 years